Income taxes (Schedule of Income before Income Tax, Domestic and Foreign) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
U.S.									$ (114,862)	$ 127,270	$ 108,680
Non-U.S.									(19,461)	115,252	77,402
Income (loss) before income taxes	$ (192,010)	$ 7,650	$ 10,776	$ 39,261	$ 61,847	$ 73,563	$ 54,950	$ 52,162	$ (134,323)	$ 242,522	$ 186,082